Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	6 Months Ended
	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Accumulated depreciation and impairment loss
Net block	$ 11,120,231	$ 10,457,586	$ 10,720,637	$ 9,600,527
Rights of use of assets - office premises [Member]
Accumulated depreciation and impairment loss
Net block	701,598	354,011	408,632	435,686
Building [Member]
Accumulated depreciation and impairment loss
Net block	30,872	31,094	31,318	31,544
Plant and equipment [Member]
Accumulated depreciation and impairment loss
Net block	10,269,477	10,008,187	10,208,927	9,060,049
Furniture and fittings [Member]
Accumulated depreciation and impairment loss
Net block	13,289	14,673	15,326	11,381
Vehicles [Member]
Accumulated depreciation and impairment loss
Net block	28,006	29,522	32,620	34,689
Office equipment’s [Member]
Accumulated depreciation and impairment loss
Net block	61,310	577	512	735
Computer equipment’s [Member]
Accumulated depreciation and impairment loss
Net block	15,678	19,522	23,302	$ 26,443
Gross carrying amount [member]
Gross carrying value
Opening balance	12,048,270	11,846,497	10,280,540
Additions	1,589,105	201,773	1,565,957
Derecognised on Disposals	(462,993)
Ending balance	13,174,382	12,048,270	11,846,497
Gross carrying amount [member] | Rights of use of assets - office premises [Member]
Gross carrying value
Opening balance	513,854	513,854	486,531
Additions	723,650		27,323
Derecognised on Disposals	(462,993)
Ending balance	774,511	513,854	513,854
Gross carrying amount [member] | Building [Member]
Gross carrying value
Opening balance	32,006	32,006	32,006
Additions
Derecognised on Disposals
Ending balance	32,006	32,006	32,006
Gross carrying amount [member] | Plant and equipment [Member]
Gross carrying value
Opening balance	11,411,639	11,209,738	9,676,353
Additions	804,171	201,901	1,533,385
Derecognised on Disposals
Ending balance	12,215,810	11,411,639	11,209,738
Gross carrying amount [member] | Furniture and fittings [Member]
Gross carrying value
Opening balance	16,581	16,449	11,802
Additions	(695)	132	4,647
Derecognised on Disposals
Ending balance	15,886	16,581	16,449
Gross carrying amount [member] | Vehicles [Member]
Gross carrying value
Opening balance	41,996	42,556	41,996
Additions	1,090	(560)	560
Derecognised on Disposals
Ending balance	43,086	41,996	42,556
Gross carrying amount [member] | Office equipment’s [Member]
Gross carrying value
Opening balance	796	796	796
Additions	60,812
Derecognised on Disposals
Ending balance	61,608	796	796
Gross carrying amount [member] | Computer equipment’s [Member]
Gross carrying value
Opening balance	31,398	31,098	31,056
Additions	77	300	42
Derecognised on Disposals
Ending balance	31,475	31,398	31,098
Accumulated depreciation and impairment loss [Member]
Gross carrying value
Opening balance	1,590,684	1,125,860	680,013
Ending balance	2,054,148	1,590,684	1,125,860
Charge for the year	612,581	464,824	445,847
Derecognised on Disposals	(149,114)
Accumulated depreciation and impairment loss [Member] | Rights of use of assets - office premises [Member]
Gross carrying value
Opening balance	159,843	105,222	50,845
Ending balance	72,912	159,843	105,222
Charge for the year	62,185	54,621	54,377
Derecognised on Disposals	(149,114)
Accumulated depreciation and impairment loss [Member] | Building [Member]
Gross carrying value
Opening balance	912	688	462
Ending balance	1,134	912	688
Charge for the year	222	224	226
Derecognised on Disposals
Accumulated depreciation and impairment loss [Member] | Plant and equipment [Member]
Gross carrying value
Opening balance	1,403,452	1,000,811	616,304
Ending balance	1,946,331	1,403,452	1,000,811
Charge for the year	542,881	402,641	384,507
Derecognised on Disposals
Accumulated depreciation and impairment loss [Member] | Furniture and fittings [Member]
Gross carrying value
Opening balance	1,908	1,123	421
Ending balance	2,596	1,908	1,123
Charge for the year	689	785	702
Derecognised on Disposals
Accumulated depreciation and impairment loss [Member] | Vehicles [Member]
Gross carrying value
Opening balance	12,474	9,936	7,307
Ending balance	15,081	12,474	9,936
Charge for the year	2,606	2,538	2,629
Derecognised on Disposals
Accumulated depreciation and impairment loss [Member] | Office equipment’s [Member]
Gross carrying value
Opening balance	219	284	61
Ending balance	297	219	284
Charge for the year	78	(65)	223
Derecognised on Disposals
Accumulated depreciation and impairment loss [Member] | Computer equipment’s [Member]
Gross carrying value
Opening balance	11,876	7,796	4,613
Ending balance	15,797	11,876	7,796
Charge for the year	3,921	$ 4,080	$ 3,183
Derecognised on Disposals